ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 37.6%

Debt Fund – 37.6%
AdvisorShares Sage Core Reserves ETF†
(Cost $9,862,980)	100,000	$9,871,000

MONEY MARKET FUND – 88.3%
STIT - Government & Agency Portfolio, Institutional Class, 0.03%(a) (Cost $23,125,432)	23,125,432	23,125,432
Total Investments Before Securities Sold, Not Yet Purchased
(Cost $32,988,412)		32,996,432

Securities Sold, Not Yet Purchased – (100.1)%(b)

WARRANT – (0.4)%**

Oil & Gas – (0.4)%**
Occidental Petroleum Corp., 08/03/27*	(8,342)	(99,353)

COMMON STOCKS – (99.7)%

Aerospace/Defense – (4.0)%
Boeing Co. (The)*	(1,135)	(289,107)
L3Harris Technologies, Inc.	(1,393)	(282,333)
Lockheed Martin Corp.	(701)	(259,020)
Northrop Grumman Corp.	(707)	(228,813)
Total Aerospace/Defense		(1,059,273)

Beverages – (2.1)%
Brown-Forman Corp., Class B	(3,896)	(268,707)
PepsiCo, Inc.	(2,022)	(286,012)
Total Beverages		(554,719)

Biotechnology – (7.9)%
Biogen, Inc.*	(884)	(247,299)
BioMarin Pharmaceutical, Inc.*	(3,229)	(243,822)
Bluebird Bio, Inc.*	(10,785)	(325,168)
Gilead Sciences, Inc.	(3,827)	(247,339)
Incyte Corp.*	(3,243)	(263,558)
Regeneron Pharmaceuticals, Inc.*	(475)	(224,741)
Seagen, Inc.*	(1,787)	(248,143)
Vertex Pharmaceuticals, Inc.*	(1,255)	(269,687)
Total Biotechnology		(2,069,757)

Chemicals – (3.0)%
Air Products and Chemicals, Inc.	(967)	(272,056)
Ecolab, Inc.	(1,298)	(277,863)
NewMarket Corp.	(597)	(226,955)
Total Chemicals		(776,874)

Coal – (0.7)%
Peabody Energy Corp.*	(59,193)	(181,131)

Commercial Services – (2.1)%
TransUnion	(3,067)	(276,030)
Verisk Analytics, Inc.	(1,550)	(273,869)
Total Commercial Services		(549,899)

Computers – (1.0)%
International Business Machines Corp.	(1,930)	(257,192)

Cosmetics/Personal Care – (1.0)%
Procter & Gamble Co. (The)	(1,995)	(270,183)

Distribution / Wholesale – (0.9)%
KAR Auction Services, Inc.*	(16,255)	(243,825)

Diversified Financial Services – (2.0)%
Cboe Global Markets, Inc.	(2,898)	(286,004)
Credit Acceptance Corp.*	(644)	(231,988)
Total Diversified Financial Services		(517,992)

Electric – (11.3)%
American Electric Power Co., Inc.	(3,236)	(274,089)
CMS Energy Corp.	(4,277)	(261,838)
Consolidated Edison, Inc.	(3,504)	(262,099)
Dominion Energy, Inc.	(3,443)	(261,530)
Entergy Corp.	(2,753)	(273,841)
FirstEnergy Corp.	(7,057)	(244,807)
IDACORP, Inc.	(2,521)	(252,024)
OGE Energy Corp.	(8,210)	(265,676)
PG&E Corp.*	(22,687)	(265,665)
Portland General Electric Co.	(6,222)	(295,358)
WEC Energy Group, Inc.	(3,111)	(291,159)
Total Electric		(2,948,086)

Environmental Control – (2.1)%
Republic Services, Inc.	(2,719)	(270,133)
Waste Management, Inc.	(2,252)	(290,553)
Total Environmental Control		(560,686)

Food – (6.0)%
Campbell Soup Co.	(5,440)	(273,469)
Flowers Foods, Inc.	(10,758)	(256,040)
General Mills, Inc.	(4,469)	(274,039)
Hormel Foods Corp.	(4,981)	(237,992)
Kellogg Co.	(4,244)	(268,645)
McCormick & Co., Inc.	(3,016)	(268,907)
Total Food		(1,579,092)

Gas – (2.1)%
Atmos Energy Corp.	(2,857)	(282,415)
NiSource, Inc.	(11,028)	(265,885)
Total Gas		(548,300)

Healthcare - Products – (2.8)%
Baxter International, Inc.	(2,715)	(228,983)
Boston Scientific Corp.*	(6,561)	(253,583)
Hill-Rom Holdings, Inc.	(2,156)	(238,195)
Total Healthcare - Products		(720,761)

Healthcare - Services – (3.1)%
Centene Corp.*	(4,053)	(259,027)
Chemed Corp.	(583)	(268,075)
Humana, Inc.	(659)	(276,286)
Total Healthcare - Services		(803,388)

Household Products/Wares – (3.2)%
Church & Dwight Co., Inc.	(3,234)	(282,490)
Clorox Co. (The)	(1,401)	(270,225)
Kimberly-Clark Corp.	(1,978)	(275,041)
Total Household Products/Wares		(827,756)

Insurance – (1.9)%
Markel Corp.*	(225)	(256,414)

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Insurance (continued)
RenaissanceRe Holdings Ltd. (Bermuda)	(1,535)	$(245,984)
Total Insurance		(502,398)

Internet – (1.0)%
VeriSign, Inc.*	(1,342)	(266,736)

Media – (3.1)%
DISH Network Corp., Class A*	(7,935)	(287,247)
FactSet Research Systems, Inc.	(823)	(253,970)
Sirius XM Holdings, Inc.	(42,957)	(261,608)
Total Media		(802,825)

Mining – (1.9)%
Newmont Corp.	(4,654)	(280,496)
Royal Gold, Inc.	(2,080)	(223,850)
Total Mining		(504,346)

Oil & Gas – (1.0)%
Cabot Oil & Gas Corp.	(14,402)	(270,470)

Oil & Gas Services – (0.9)%
NOV, Inc.*	(17,137)	(235,120)

Pharmaceuticals – (5.8)%
Becton Dickinson and Co.	(950)	(230,993)
Merck & Co., Inc.	(3,003)	(231,501)
Neurocrine Biosciences, Inc.*	(2,902)	(282,220)
Perrigo Co., PLC	(6,330)	(256,175)
Pfizer, Inc.	(7,784)	(282,014)
Sarepta Therapeutics, Inc.*	(3,148)	(234,620)
Total Pharmaceuticals		(1,517,523)

REITS – (11.8)%
American Tower Corp.	(1,207)	(288,546)
Boston Properties, Inc.	(2,173)	(220,038)
CyrusOne, Inc.	(4,013)	(271,760)
Diversified Healthcare Trust	(58,563)	(279,931)
Douglas Emmett, Inc.	(8,283)	(260,086)
Equity LifeStyle Properties, Inc.	(4,124)	(262,451)
Hudson Pacific Properties, Inc.	(10,321)	(280,009)
Kilroy Realty Corp.	(3,552)	(233,118)
SBA Communications Corp.	(894)	(248,130)
Service Properties Trust	(16,967)	(201,229)
Vornado Realty Trust	(6,260)	(284,141)
WP Carey, Inc.	(3,621)	(256,222)
Total REITS		(3,085,661)

Retail – (5.1)%
Costco Wholesale Corp.	(772)	(272,115)
Dollar General Corp.	(1,335)	(270,498)
Domino’s Pizza, Inc.	(765)	(281,359)
McDonald’s Corp.	(1,203)	(269,640)
Wendy’s Co. (The)	(12,494)	(253,128)
Total Retail		(1,346,740)

Shipbuilding – (1.1)%
Huntington Ingalls Industries, Inc.	(1,417)	(291,689)

Software – (9.0)%
Akamai Technologies, Inc.*	(2,775)	(282,773)
Black Knight, Inc.*	(3,552)	(262,812)
Cerner Corp.	(3,708)	(266,531)
Citrix Systems, Inc.	(1,740)	(244,226)
Fidelity National Information Services, Inc.	(1,926)	(270,815)
Jack Henry & Associates, Inc.	(1,768)	(268,241)
Roper Technologies, Inc.	(649)	(261,768)
Splunk, Inc.*	(1,962)	(265,812)
VMware, Inc., Class A*	(1,545)	(232,445)
Total Software		(2,355,423)

Telecommunications – (1.8)%
AT&T, Inc.	(7,176)	(217,218)
Verizon Communications, Inc.	(4,510)	(262,256)
Total Telecommunications		(479,474)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(26,256,413)]		$(26,226,672)
Total Investments – 25.8%
(Cost $6,731,999)		6,769,760
Other Assets in Excess of Liabilities – 74.2%		19,428,643
Net Assets – 100.0%		$26,198,403

ETF - Exchange Traded Fund

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
**	Less than 0.05%.
†	Affiliated Company.
(a)	Rate shown reflects the 7-day yield as of March 31, 2021.
(b)	As of March 31, 2021 cash in the amount of $19,519,723 has been segregated as collateral from the broker for securities sold short.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$9,871,000	$–	$–	$9,871,000
Money Market Fund	23,125,432	–	–	23,125,432
Total	$32,996,432	$–	$–	$32,996,432

Liabilities	Level 1	Level 2	Level 3	Total
Warrant	$(99,353)	$–	$–	$(99,353)
Common Stocks	(26,127,319)	–	–	(26,127,319)
Total	$(26,226,672)	$–	$–	$(26,226,672)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Aerospace/Defense	(4.0)%
Beverages	(2.1)
Biotechnology	(7.9)
Chemicals	(3.0)
Coal	(0.7)
Commercial Services	(2.1)
Computers	(1.0)
Cosmetics/Personal Care	(1.0)
Debt Fund	37.6
Distribution / Wholesale	(0.9)
Diversified Financial Services	(2.0)
Electric	(11.3)
Environmental Control	(2.1)
Food	(6.0)
Gas	(2.1)
Healthcare - Products	(2.8)
Healthcare - Services	(3.1)
Household Products/Wares	(3.2)
Insurance	(1.9)
Internet	(1.0)
Media	(3.1)
Mining	(1.9)
Oil & Gas	(1.4)
Oil & Gas Services	(0.9)
Pharmaceuticals	(5.8)
REITS	(11.8)
Retail	(5.1)
Shipbuilding	(1.1)
Software	(9.0)
Telecommunications	(1.8)
Money Market Fund	88.3
Total Investments	25.8
Other Assets in Excess of Liabilities	74.2
Net Assets	100.0%

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Affiliated holdings are managed by the Trust or an affiliate of the Trust. Transactions with affiliated holdings during the period ended March 31, 2021 were as follows:

Affiliated Holding Name	Value at 6/30/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2021	Value at 3/31/2021	Dividend Income
AdvisorShares Sage Core Reserves ETF	$17,212,125	$19,750,890	$(27,147,150)	$(191,765)	$246,900	100,000	$9,871,000	$143,820